Trade payables (Details) - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021
Trade and other current payables
Payables	€ 2,667	€ 2,395
Invoices to be received	2,679	1,600
Total Trade payables	€ 5,346	€ 3,995